Summary of Significant Accounting Policies (Details 2) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Derivative Liabilities	$ 2,541,563	$ 3,069,616	$ 1,134,000
Liabilities [Member]
Derivative Liabilities	2,541,563	3,069,616
Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative Liabilities
Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative Liabilities
Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative Liabilities	$ 2,541,563	$ 3,069,616